SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Match
Deferred revenue
Deferred revenue	$ 103.9	$ 94.9
Match | Minimum
Deferred revenue
Revenue recognition period (in months)	1 month
Match | Maximum
Deferred revenue
Revenue recognition period (in months)	6 months
Service Magic
Deferred revenue
Revenue recognition period (in months)	24 months
Deferred revenue	$ 3.0	$ 3.8
Media | Minimum
Deferred revenue
Revenue recognition period (in months)	1 month
Media | Maximum
Deferred revenue
Revenue recognition period (in months)	1 year